FINANCING RECEIVABLES - Net of Allowances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing receivables
Financing receivables, net, current	$ 19,006	$ 19,020
Financing receivables, net, noncurrent	9,021	10,013
Lease receivables
Financing receivables
Financing receivables, net, current	2,909	3,057
Financing receivables, net, noncurrent	3,950	4,501
Sales-type and direct financing leases, unguaranteed residual value	585	645
Sales-type and direct financing leases, unearned income	513	536
Allowance for credit losses	$ 133	213	$ 165
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2017	46.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2018	29.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2019	16.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2020	6.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2021 and beyond	2.00%
Lease receivables | Minimum
Financing receivables
Financing receivable, payment terms	2 years
Lease receivables | Maximum
Financing receivables
Financing receivable, payment terms	6 years
Commercial financing receivables
Financing receivables
Financing receivables, net, current	$ 9,706	8,948
Allowance for credit losses	$ 28	19
Commercial financing receivables | Minimum
Financing receivables
Financing receivable, payment terms	30 days
Commercial financing receivables | Maximum
Financing receivables
Financing receivable, payment terms	90 days
Loan receivables
Financing receivables
Financing receivables, net, current	$ 6,390	7,015
Financing receivables, net, noncurrent	5,071	5,512
Allowance for credit losses	$ 276	$ 377	$ 396
Loan receivables | Maximum
Financing receivables
Financing receivable, payment terms	7 years